Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange differences on translation [abstract]
Foreign currency translation result	$ (476)	$ 352	$ 88
Foreign exchange fluctuations from debt	89	(126)	19
Foreign exchange fluctuations from intercompany balances	(13)	(419)	(47)
Translation effects of foreign subsidiaries, net	$ (400)	$ (193)	$ 60